Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Common Class A [Member]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	3,000,000,000	3,000,000,000
Common stock, shares issued (in shares)	6,235,332	6,042,050
Common stock, shares outstanding (in shares)	5,481,068	5,809,130
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000	1,000,000
Common stock, shares issued (in shares)	100	100
Common stock, shares outstanding (in shares)	100	100